Related Party Transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 18. Related Party Transactions

(a)	Subsidiaries and associates

Interests in subsidiaries and associates are set out in note 10(a) and 10(b), respectively.

(b)	Transactions with other related parties

The following transactions occurred with related parties:

	2024 A$	2023 A$	2022 A$
Amounts settled in cash or shares for goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	102,293	99,667	154,364
Legal services by key management personnel (ii)	-	-	20,000
Other (iii)	17,325	17,065	-

(i)	Purchases from entities controlled by key management personnel

The group acquired the following goods and services from entities that are controlled by members of the group’s key management personnel:

●	rental of an office suite (Wattle Laboratories Pty Ltd); and

Effective January 2016, we executed a Lease Agreement with Wattle Laboratories Pty Ltd, (“Wattle”), an entity part-owned and operated by our non- executive director, Mr. Stephen Anastasiou (resigned May 3, 2024), whereby we lease part of their Blackburn office facilities for our operations at a rental rate of A$38,940 per year, payable in monthly installments. The rental agreement is subject to annual rental increases. The lease was recently renewed for a three-year term commencing January 1, 2019 with an additional three-year option period. This lease was extended on January 1, 2022 including an extension option for a further 3 years by written request to the landlord before December 31, 2024. The lease may be terminated by either party upon six months’ written notice. During the fiscal years ended June 30, 2022, 2023 and 2024, we paid Wattle A$42,364, A$44,667 and A$47,293 (excluding Goods and Services Tax), respectively.

●	warehousing, distribution and invoicing services (Grandlodge Capital Pty Ltd or “Grandlodge”).

Commenced on June 1, 2013, Grandlodge provides warehousing, distribution and invoicing services for our products for A$70,000 per year. The terms of the agreement were to have fees payable in new fully paid ordinary shares in Immuron Limited as a set price of A$0.16 per share.

Grandlodge was contracted on commercial terms in annual agreements commenced on July 1, 2020 and 2021 to provide warehousing, distribution and invoicing services for Immuron’s products for A$70,000 and A$77,000 per annum, respectively. The terms of the agreement were to have fees payable in cash. Furthermore, in fiscal 2022 an additional A$35,000 was recognized and paid in shares to Grandlodge as per the shareholders’ approval at the AGM held on December 15, 2021.

A new annual agreement commenced on July 1, 2022. Grandlodge was contracted on commercial terms to provide warehousing, distribution and invoicing services for Immuron’s products for A$55,000 per annum.

Grandlodge is reimbursed in cash for all reasonable costs and expenses incurred in accordance with their scope of works under the oral agreement, unless both Grandlodge and we agree to an alternative method of payment. The oral agreement may be terminated by either party upon providing the other party with 30 days written notice of the termination of the agreement.

Aggregate amounts of each of the above types of other transactions with key management personnel of Immuron Limited:

	2024 A$	2023 A$	2022 A$
Amounts settled in cash or shares during the period
Rental of an office suite from Wattle Laboratories Pty Ltd	47,293	44,667	42,364
Services rendered by Grandlodge Capital Pty Ltd	55,000	55,000	112,000
	102,293	99,667	154,364

ii)	Legal services by key management personnel

Legal services were provided by key management personal during the fiscal year 2022. No legal services were provided by key management personal in fiscal year 2024 or fiscal year 2023.

iii)	Other

During the fiscal year 2023, the group engaged a related party to Chief Operating Officer as a casual staff for monitoring of owned and external online channels for product related questions and pharmacovigilance, which amounted to $17,325 (2023: $17,065) including superannuation.

(c)	Outstanding balances arising from sales/purchases of goods and services

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2024 A$	2023 A$	2022 A$
Current payables (purchases of goods and services)
Entities controlled by key management personnel	55,000	55,000	77,000